UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-05689

DWS Multi-Market Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2012

ITEM 1.	REPORT TO STOCKHOLDERS

MAY 31, 2012 Semiannual Report to Shareholders

DWS Multi-Market Income Trust Ticker Symbol: KMM

Contents
4 Performance Summary
6 Portfolio Management
6 Portfolio Summary
8 Investment Portfolio
35 Statement of Assets and Liabilities
36 Statement of Operations
37 Statement of Cash Flows
38 Statement of Changes in Net Assets
39 Financial Highlights
41 Notes to Financial Statements
53 Dividend Reinvestment Plan
55 Additional Information
57 Privacy Statement

The fund's investment objective is to provide high current income consistent with prudent total return asset management.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2012 (Unaudited)

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 5/31/12
DWS Multi-Market Income Trust	6-Month‡	1-Year	3-Year	5-Year	10-Year
Based on Net Asset Value(a)	8.78%	6.09%	17.84%	9.29%	11.66%
Based on Market Price(a)	8.33%	3.11%	26.56%	10.72%	12.08%
Credit Suisse High Yield Index(b)	7.30%	4.52%	16.64%	7.00%	9.17%
Morningstar Closed-End Multisector Bond Funds Category (based on Net Asset Value)(c)	8.41%	2.86%	16.58%	5.70%	8.37%

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to NAV at which the Fund's shares traded during the period.

(b) The Credit Suisse High Yield Index is an unmanaged, unleveraged, trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(c) Morningstar's Closed-End Multisector Bond Funds category represents multisector-bond portfolios that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds). Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End Multisector Bond Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

Net Asset Value and Market Price
	As of 5/31/12	As of 11/30/11
Net Asset Value	$9.74	$9.38
Market Price	$10.32	$9.98

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/12: Income Dividends	$.46
May Income Dividend	$.0770
Current Annualized Distribution Rate (based on Net Asset Value) as of 5/31/12+	9.49%
Current Annualized Distribution Rate (based on Market Price) as of 5/31/12+	8.95%

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2012. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed and will fluctuate.

Morningstar Rankings — Closed-End Multisector Bond Funds Category as of 5/31/12
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	4	of	25	13
3-Year	6	of	21	25
5-Year	4	of	21	15
10-Year	2	of	14	8

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on net asset value total return with distributions reinvested.

Portfolio Management

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2006.

• Head of U.S. High Yield Bonds, Retail: New York.

• Joined Deutsche Asset Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

• Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the U.S. Army from 1988 to 1991.

• BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Portfolio Summary (Unaudited)

Investment Portfolio as of May 31, 2012 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 112.4%
Consumer Discretionary 18.6%
AMC Entertainment, Inc., 8.75%, 6/1/2019		735,000	786,450
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		130,000	144,300
American Achievement Corp., 144A, 10.875%, 4/15/2016		180,000	126,900
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		255,000	262,013
8.375%, 11/15/2020		300,000	322,500
AutoNation, Inc., 6.75%, 4/15/2018		370,000	399,600
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		365,000	377,775
9.625%, 3/15/2018		160,000	173,800
Beazer Homes U.S.A., Inc., 9.125%, 6/15/2018		95,000	79,325
Block Communications, Inc., 144A, 7.25%, 2/1/2020		580,000	577,100
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		695,000	707,162
Cablevision Systems Corp.:
7.75%, 4/15/2018		1,855,000	1,894,419
8.0%, 4/15/2020		85,000	88,613
Caesar's Entertainment Operating Co., Inc.:
144A, 8.5%, 2/15/2020		575,000	572,844
10.0%, 12/15/2018		295,000	199,125
11.25%, 6/1/2017		1,745,000	1,854,062
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		320,000	318,400
CCO Holdings LLC:
6.625%, 1/31/2022		675,000	691,031
7.0%, 1/15/2019		165,000	173,663
7.25%, 10/30/2017		1,575,000	1,689,187
7.375%, 6/1/2020		85,000	90,950
7.875%, 4/30/2018		4,645,000	4,981,762
8.125%, 4/30/2020		95,000	104,500
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		2,500,000	2,634,375
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		110,000	113,300
Clear Channel Communications, Inc., 9.0%, 3/1/2021		100,000	86,000
Clear Channel Worldwide Holdings, Inc.:
144A, 7.625%, 3/15/2020		950,000	905,975
Series A, 9.25%, 12/15/2017		115,000	123,050
Series B, 9.25%, 12/15/2017		175,000	188,125
Crown Media Holdings, Inc., 10.5%, 7/15/2019		215,000	232,738
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		185,000	168,350
DineEquity, Inc., 9.5%, 10/30/2018		415,000	450,794
DISH DBS Corp.:
6.625%, 10/1/2014		355,000	375,413
6.75%, 6/1/2021		110,000	113,575
7.125%, 2/1/2016		345,000	369,150
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015*		290,000	181
Gannett Co., Inc.:
6.375%, 9/1/2015		370,000	392,200
7.125%, 9/1/2018		370,000	392,200
9.375%, 11/15/2017		320,000	356,800
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		220,000	222,750
Harron Communications LP, 144A, 9.125%, 4/1/2020		425,000	445,187
Hertz Corp.:
6.75%, 4/15/2019		120,000	122,700
144A, 6.75%, 4/15/2019		330,000	337,425
7.5%, 10/15/2018		1,195,000	1,244,294
Lear Corp.:
7.875%, 3/15/2018		145,000	158,413
8.125%, 3/15/2020		150,000	168,000
Levi Strauss & Co., 7.625%, 5/15/2020		480,000	502,200
Libbey Glass, Inc., 144A, 6.875%, 5/15/2020		190,000	190,475
Limited Brands, Inc., 7.0%, 5/1/2020		230,000	254,150
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		390,000	424,612
Mediacom Broadband LLC, 8.5%, 10/15/2015		835,000	857,962
Mediacom LLC:
144A, 7.25%, 2/15/2022		165,000	165,413
9.125%, 8/15/2019		530,000	573,725
MGM Resorts International:
7.5%, 6/1/2016		140,000	143,150
7.625%, 1/15/2017		390,000	394,388
144A, 8.625%, 2/1/2019		1,285,000	1,358,887
9.0%, 3/15/2020		590,000	646,050
10.0%, 11/1/2016		160,000	175,200
10.375%, 5/15/2014		275,000	309,375
11.125%, 11/15/2017		345,000	386,400
Michaels Stores, Inc., 13.0%, 11/1/2016		56,000	59,640
National CineMedia LLC:
144A, 6.0%, 4/15/2022		320,000	319,200
7.875%, 7/15/2021		360,000	376,200
Norcraft Companies LP, 10.5%, 12/15/2015		620,000	585,900
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		285,000	291,056
Penske Automotive Group, Inc., 7.75%, 12/15/2016		660,000	683,100
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		225,000	241,875
Regal Entertainment Group, 9.125%, 8/15/2018		250,000	271,875
Sabre Holdings Corp., 8.35%, 3/15/2016		220,000	201,300
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		330,000	354,750
144A, 7.804%, 10/1/2020		495,000	492,480
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		425,000	479,187
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		350,000	378,000
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		260,000	261,950
Travelport LLC:
5.113%**, 9/1/2014		185,000	117,013
9.0%, 3/1/2016		50,000	32,250
UCI International, Inc., 8.625%, 2/15/2019		165,000	168,300
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	610,000	795,750
Unitymedia Hessen GmbH & Co., KG:
144A, 7.5%, 3/15/2019		300,000	308,250
144A, 8.125%, 12/1/2017		1,545,000	1,629,975
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		85,000	82,875
144A, 7.875%, 11/1/2020		185,000	189,163
144A, 8.5%, 5/15/2021		105,000	101,325
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	715,000	879,677
144A, 9.75%, 4/15/2018	EUR	595,000	772,504
Videotron Ltd., 9.125%, 4/15/2018		310,000	338,675
Visant Corp., 10.0%, 10/1/2017		305,000	288,225
Visteon Corp., 6.75%, 4/15/2019		610,000	607,712
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		240,000	255,000
			44,161,670
Consumer Staples 4.3%
Alliance One International, Inc., 10.0%, 7/15/2016		195,000	190,125
B&G Foods, Inc., 7.625%, 1/15/2018		340,000	363,800
Central Garden & Pet Co., 8.25%, 3/1/2018		280,000	280,000
Constellation Brands, Inc.:
6.0%, 5/1/2022		150,000	159,375
8.375%, 12/15/2014		810,000	918,337
Darling International, Inc., 8.5%, 12/15/2018		620,000	692,075
Del Monte Corp., 7.625%, 2/15/2019		580,000	562,600
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		135,000	141,244
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		330,000	297,000
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		240,000	229,200
NBTY, Inc., 9.0%, 10/1/2018		185,000	200,263
Pilgrim's Pride Corp., 7.875%, 12/15/2018		220,000	217,800
Smithfield Foods, Inc.:
7.75%, 7/1/2017		940,000	1,038,700
10.0%, 7/15/2014		3,155,000	3,628,250
SUPERVALU, Inc., 8.0%, 5/1/2016		245,000	244,387
Tops Holding Corp., 10.125%, 10/15/2015		440,000	468,600
TreeHouse Foods, Inc., 7.75%, 3/1/2018		370,000	399,600
U.S. Foodservice, 144A, 8.5%, 6/30/2019		290,000	292,175
			10,323,531
Energy 14.0%
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		500,000	447,500
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019		165,000	141,488
7.25%, 10/1/2020		150,000	128,250
144A, 7.25%, 6/15/2021		265,000	225,913
8.75%, 8/1/2016		480,000	460,800
Berry Petroleum Co.:
6.75%, 11/1/2020		330,000	341,550
10.25%, 6/1/2014		325,000	365,625
Bill Barrett Corp.:
7.0%, 10/15/2022		165,000	156,750
7.625%, 10/1/2019		85,000	84,788
9.875%, 7/15/2016		280,000	308,000
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		150,000	155,625
Chaparral Energy, Inc., 8.25%, 9/1/2021		285,000	302,100
Chesapeake Energy Corp.:
6.875%, 11/15/2020		665,000	630,087
7.25%, 12/15/2018		1,975,000	1,915,750
9.5%, 2/15/2015		3,540,000	3,734,700
Chesapeake Midstream Partners LP, 6.125%, 7/15/2022		500,000	475,000
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		315,000	272,475
Cimarex Energy Co., 5.875%, 5/1/2022		315,000	322,875
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		375,000	423,750
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		165,000	168,713
8.5%, 12/15/2019		165,000	169,950
CONSOL Energy, Inc.:
6.375%, 3/1/2021		125,000	114,375
8.0%, 4/1/2017		830,000	832,075
8.25%, 4/1/2020		470,000	470,000
Continental Resources, Inc.:
7.125%, 4/1/2021		230,000	253,000
7.375%, 10/1/2020		245,000	269,500
8.25%, 10/1/2019		110,000	122,100
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		1,290,000	1,299,675
Crosstex Energy LP:
144A, 7.125%, 6/1/2022		155,000	153,838
8.875%, 2/15/2018		425,000	446,250
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		585,000	596,700
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		390,000	390,000
El Paso Corp., 7.25%, 6/1/2018		405,000	459,040
EV Energy Partners LP, 8.0%, 4/15/2019		1,280,000	1,292,800
Frontier Oil Corp.:
6.875%, 11/15/2018		270,000	283,500
8.5%, 9/15/2016		140,000	148,050
Genesis Energy LP, 7.875%, 12/15/2018		335,000	339,187
Global Geophysical Services, Inc., 10.5%, 5/1/2017		475,000	463,125
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		180,000	188,550
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020		165,000	164,175
8.25%, 3/15/2018		410,000	426,400
HollyFrontier Corp., 9.875%, 6/15/2017		620,000	685,100
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		245,000	252,350
Linn Energy LLC:
144A, 6.25%, 11/1/2019		855,000	814,387
144A, 6.5%, 5/15/2019		30,000	29,100
MEG Energy Corp., 144A, 6.5%, 3/15/2021		325,000	331,500
Newfield Exploration Co.:
5.75%, 1/30/2022		615,000	647,287
7.125%, 5/15/2018		955,000	1,012,300
Northern Oil & Gas, Inc., 144A, 8.0%, 6/1/2020		805,000	800,975
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		240,000	240,000
7.25%, 2/1/2019		370,000	381,100
Offshore Group Investments Ltd.:
144A, 11.5%, 8/1/2015		70,000	74,550
11.5%, 8/1/2015		25,000	26,625
OGX Austria GmbH, 144A, 8.375%, 4/1/2022		220,000	208,450
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		200,000	199,500
144A, 6.25%, 11/15/2021		230,000	229,425
Plains Exploration & Production Co.:
6.125%, 6/15/2019		345,000	334,650
6.75%, 2/1/2022		605,000	598,950
7.625%, 6/1/2018		465,000	489,412
Quicksilver Resources, Inc., 11.75%, 1/1/2016		565,000	579,125
Regency Energy Partners LP:
6.875%, 12/1/2018		275,000	287,375
9.375%, 6/1/2016		423,000	463,185
Sabine Pass LNG LP, 7.5%, 11/30/2016		145,000	153,338
SandRidge Energy, Inc., 7.5%, 3/15/2021		330,000	320,100
SESI LLC:
6.375%, 5/1/2019		335,000	351,750
144A, 7.125%, 12/15/2021		1,050,000	1,144,500
Stone Energy Corp., 8.625%, 2/1/2017		390,000	399,750
Swift Energy Co., 7.875%, 3/1/2022		625,000	631,250
Venoco, Inc., 8.875%, 2/15/2019		410,000	377,200
WPX Energy, Inc.:
144A, 5.25%, 1/15/2017		670,000	664,137
144A, 6.0%, 1/15/2022		490,000	471,625
			33,143,025
Financials 19.6%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		360,000	320,400
AerCap Aviation Solutions BV, 144A, 6.375%, 5/30/2017		1,040,000	1,029,600
Akbank TAS, 144A, 5.125%, 7/22/2015		480,000	481,200
Ally Financial, Inc.:
5.5%, 2/15/2017		580,000	580,522
6.25%, 12/1/2017		740,000	759,270
8.0%, 3/15/2020		870,000	980,925
8.3%, 2/12/2015		280,000	299,600
AmeriGas Finance LLC:
6.75%, 5/20/2020		165,000	162,525
7.0%, 5/20/2022		165,000	161,700
Antero Resources Finance Corp.:
7.25%, 8/1/2019		415,000	422,262
9.375%, 12/1/2017		560,000	604,800
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		680,520	702,637
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		1,420,000	1,395,150
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		420,000	450,450
Case New Holland, Inc., 7.875%, 12/1/2017		830,000	946,200
CIT Group, Inc.:
144A, 4.75%, 2/15/2015		2,455,000	2,442,725
5.0%, 5/15/2017		300,000	294,750
5.25%, 3/15/2018		835,000	822,475
144A, 7.0%, 5/2/2017		1,203,587	1,202,082
Codere Finance Luxembourg SA, 144A, 9.25%, 2/15/2019		165,000	132,000
DPL, Inc., 144A, 6.5%, 10/15/2016		1,885,000	2,007,525
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		495,000	539,550
E*TRADE Financial Corp.:
6.75%, 6/1/2016		520,000	527,800
12.5%, 11/30/2017 (PIK)		963,000	1,105,042
Everest Acquisition LLC:
144A, 6.875%, 5/1/2019		520,000	533,000
144A, 9.375%, 5/1/2020		120,000	123,000
Fibria Overseas Finance Ltd.:
144A, 6.75%, 3/3/2021		160,000	154,000
144A, 7.5%, 5/4/2020		293,000	294,465
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		585,000	639,108
5.875%, 8/2/2021		430,000	488,451
6.625%, 8/15/2017		465,000	539,931
8.125%, 1/15/2020		1,410,000	1,790,758
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		330,000	327,525
144A, 5.875%, 1/31/2022		285,000	283,575
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		255,000	252,450
144A, 6.5%, 9/15/2018		170,000	177,225
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		300,000	342,750
Hellas Telecommunications Finance SCA, 144A, 8.985%**, 7/15/2015 (PIK)*	EUR	278,431	207
Hexion U.S. Finance Corp.:
144A, 6.625%, 4/15/2020		145,000	146,813
8.875%, 2/1/2018		2,260,000	2,248,700
International Lease Finance Corp.:
5.75%, 5/15/2016		155,000	155,119
6.25%, 5/15/2019		390,000	390,000
8.625%, 9/15/2015		300,000	327,000
8.625%, 1/15/2022		460,000	524,400
8.75%, 3/15/2017		1,365,000	1,515,150
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		610,000	640,500
Kinder Morgan Finance Co., ULC, 5.7%, 1/5/2016		910,000	953,225
Level 3 Financing, Inc.:
8.125%, 7/1/2019		290,000	290,000
144A, 8.625%, 7/15/2020		240,000	244,800
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		270,000	268,650
(REIT), 6.875%, 5/1/2021		415,000	427,450
National Money Mart Co., 10.375%, 12/15/2016		450,000	497,250
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		245,000	249,900
144A, 5.875%, 3/15/2022		405,000	411,075
NII Capital Corp., 7.625%, 4/1/2021		285,000	240,112
Nuveen Investments, Inc., 10.5%, 11/15/2015		700,000	707,000
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		700,000	731,500
9.25%, 4/1/2015		385,000	392,700
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		760,000	771,400
144A, 7.125%, 4/15/2019		1,355,000	1,392,262
144A, 8.25%, 2/15/2021		155,000	143,763
144A, 8.75%, 10/15/2016		620,000	654,100
144A, 9.0%, 4/15/2019		165,000	158,400
144A, 9.25%, 5/15/2018		100,000	93,750
144A, 9.875%, 8/15/2019		100,000	99,750
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017	EUR	430,000	544,988
144A, 7.75%, 2/15/2017		610,000	630,587
144A, 8.5%, 2/15/2019		255,000	268,069
144A, 8.75%, 2/15/2019	EUR	100,000	126,741
Tomkins LLC, 9.0%, 10/1/2018		135,000	148,331
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		360,000	391,500
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		255,000	251,175
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		320,000	323,200
UR Financing Escrow Corp.:
144A, 5.75%, 7/15/2018		550,000	559,625
144A, 7.375%, 5/15/2020		455,000	466,375
144A, 7.625%, 4/15/2022		455,000	465,237
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		774,000	857,205
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		1,645,000	1,793,050
Wind Acquisition Finance SA:
144A, 7.25%, 2/15/2018		200,000	171,000
144A, 11.75%, 7/15/2017	EUR	640,000	654,851
			46,644,338
Health Care 7.0%
Aviv Healthcare Properties LP:
7.75%, 2/15/2019		325,000	338,000
144A, 7.75%, 2/15/2019		405,000	417,150
Community Health Systems, Inc., 8.875%, 7/15/2015		182,000	186,664
HCA Holdings, Inc., 7.75%, 5/15/2021		805,000	827,137
HCA, Inc.:
5.875%, 3/15/2022		415,000	411,888
6.5%, 2/15/2020		2,865,000	3,026,156
7.5%, 2/15/2022		1,245,000	1,304,916
7.875%, 2/15/2020		3,805,000	4,175,987
8.5%, 4/15/2019		270,000	298,013
9.875%, 2/15/2017		328,000	357,520
Mylan, Inc.:
144A, 7.625%, 7/15/2017		1,945,000	2,122,481
144A, 7.875%, 7/15/2020		190,000	209,000
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		240,000	254,400
STHI Holding Corp., 144A, 8.0%, 3/15/2018		240,000	252,000
Tenet Healthcare Corp., 144A, 6.25%, 11/1/2018		1,905,000	1,924,050
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		545,000	574,975
			16,680,337
Industrials 8.5%
Accuride Corp., 9.5%, 8/1/2018		270,000	282,150
Aguila 3 SA:
144A, 7.875%, 1/31/2018		685,000	698,700
Air Lease Corp., 144A, 5.625%, 4/1/2017		685,000	669,587
ARAMARK Corp., 8.5%, 2/1/2015		525,000	537,474
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		75,000	76,688
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		400,000	341,500
BakerCorp International, Inc., 144A, 8.25%, 6/1/2019		240,000	240,000
BE Aerospace, Inc.:
6.875%, 10/1/2020		235,000	257,913
8.5%, 7/1/2018		680,000	741,200
Belden, Inc.:
7.0%, 3/15/2017		185,000	191,013
9.25%, 6/15/2019		425,000	466,437
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		485,000	471,662
144A, 7.75%, 3/15/2020		1,700,000	1,865,750
Briggs & Stratton Corp., 6.875%, 12/15/2020		275,000	293,562
Casella Waste Systems, Inc., 7.75%, 2/15/2019		785,000	769,300
Cenveo Corp., 8.875%, 2/1/2018		865,000	782,825
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		475,000	460,750
Ducommun, Inc., 9.75%, 7/15/2018		250,000	264,375
DynCorp International, Inc., 10.375%, 7/1/2017		635,000	544,512
Florida East Coast Railway Corp., 8.125%, 2/1/2017		155,000	158,875
FTI Consulting, Inc., 6.75%, 10/1/2020		1,095,000	1,152,487
Garda World Security Corp., 144A, 9.75%, 3/15/2017		235,000	249,688
H&E Equipment Services, Inc., 8.375%, 7/15/2016		845,000	870,350
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		410,000	424,350
7.125%, 3/15/2021		85,000	88,188
Interline Brands, Inc., 7.0%, 11/15/2018		395,000	406,850
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		850,000	943,500
Meritor, Inc.:
8.125%, 9/15/2015		205,000	218,069
10.625%, 3/15/2018		225,000	243,563
Navios Maritime Holdings, Inc., 8.125%, 2/15/2019		530,000	469,050
Navios South American Logistics, Inc., 9.25%, 4/15/2019		205,000	188,600
Nortek, Inc., 8.5%, 4/15/2021		510,000	494,700
Ply Gem Industries, Inc., 13.125%, 7/15/2014		105,000	104,213
RailAmerica, Inc., 9.25%, 7/1/2017		31,000	32,039
RBS Global, Inc. & Rexnord Corp., 8.5%, 5/1/2018		885,000	940,312
Sitel LLC, 11.5%, 4/1/2018		350,000	245,000
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		330,000	353,100
7.5%, 10/1/2017		230,000	246,100
Titan International, Inc., 7.875%, 10/1/2017		1,230,000	1,273,050
TransDigm, Inc., 7.75%, 12/15/2018		500,000	531,250
United Rentals North America, Inc., 10.875%, 6/15/2016		340,000	378,250
Welltec AS, 144A, 8.0%, 2/1/2019		200,000	190,000
			20,156,982
Information Technology 5.1%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		140,000	113,400
Aspect Software, Inc., 10.625%, 5/15/2017		460,000	483,000
Avaya, Inc., 144A, 7.0%, 4/1/2019		1,150,000	1,029,250
CDW LLC:
8.5%, 4/1/2019		415,000	426,412
144A, 8.5%, 4/1/2019		210,000	215,775
CommScope, Inc., 144A, 8.25%, 1/15/2019		665,000	684,119
eAccess Ltd., 144A, 8.25%, 4/1/2018		235,000	214,438
Equinix, Inc.:
7.0%, 7/15/2021		335,000	357,613
8.125%, 3/1/2018		1,100,000	1,201,750
Fidelity National Information Services, Inc.:
144A, 5.0%, 3/15/2022		165,000	160,256
144A, 7.625%, 7/15/2017		85,000	92,119
7.625%, 7/15/2017		135,000	146,981
First Data Corp.:
144A, 7.375%, 6/15/2019		365,000	365,000
144A, 8.875%, 8/15/2020		635,000	677,862
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,520,000	1,599,800
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		700,000	710,500
7.625%, 6/15/2021		335,000	346,725
Jabil Circuit, Inc.:
5.625%, 12/15/2020		400,000	419,000
7.75%, 7/15/2016		135,000	152,888
MasTec, Inc., 7.625%, 2/1/2017		430,000	443,975
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		175,000	169,313
Seagate HDD Cayman, 7.0%, 11/1/2021		100,000	105,000
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		420,000	421,050
SunGard Data Systems, Inc., 10.25%, 8/15/2015		1,355,000	1,392,262
ViaSat, Inc., 144A, 6.875%, 6/15/2020		80,000	80,000
			12,008,488
Materials 16.7%
Aleris International, Inc., 7.625%, 2/15/2018		155,000	157,713
APERAM:
144A, 7.375%, 4/1/2016		305,000	280,600
144A, 7.75%, 4/1/2018		365,000	330,325
Appleton Papers, Inc., 11.25%, 12/15/2015		106,000	111,565
Ball Corp.:
7.125%, 9/1/2016		1,420,000	1,540,700
7.375%, 9/1/2019		170,000	186,150
Berry Plastics Corp.:
5.217%**, 2/15/2015		1,965,000	1,955,175
8.25%, 11/15/2015		745,000	787,837
9.5%, 5/15/2018		235,000	240,875
9.75%, 1/15/2021		305,000	317,200
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	160,000	174,099
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		176,074	175,194
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		635,000	547,687
Clearwater Paper Corp., 7.125%, 11/1/2018		515,000	542,037
Clondalkin Acquisition BV, 144A, 2.474%**, 12/15/2013		1,795,000	1,615,500
Compass Minerals International, Inc., 8.0%, 6/1/2019		325,000	346,938
Crown Americas LLC:
6.25%, 2/1/2021		70,000	75,775
7.625%, 5/15/2017		1,590,000	1,717,200
CSN Resources SA, 144A, 6.5%, 7/21/2020		2,190,000	2,332,350
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		1,770,000	1,814,250
144A, 9.875%, 6/15/2015		345,000	312,225
Exopack Holding Corp., 10.0%, 6/1/2018		335,000	340,025
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		490,000	469,175
144A, 6.875%, 4/1/2022		350,000	336,875
144A, 7.0%, 11/1/2015		180,000	180,000
144A, 8.25%, 11/1/2019		825,000	851,812
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		428,424	388,281
10.0%, 3/31/2015		421,120	406,928
Georgia-Pacific LLC, 144A, 5.4%, 11/1/2020		1,665,000	1,911,881
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		90,000	99,225
9.5%, 6/15/2017		765,000	845,325
Greif, Inc., 7.75%, 8/1/2019		870,000	974,400
Hexcel Corp., 6.75%, 2/1/2015		405,000	409,050
Huntsman International LLC:
8.625%, 3/15/2020		455,000	507,325
8.625%, 3/15/2021		185,000	207,200
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		195,000	204,263
JMC Steel Group, 144A, 8.25%, 3/15/2018		240,000	242,400
Kaiser Aluminum Corp., 144A, 8.25%, 6/1/2020		395,000	396,975
Koppers, Inc., 7.875%, 12/1/2019		490,000	523,075
Kraton Polymers LLC, 6.75%, 3/1/2019		325,000	333,125
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		245,000	243,163
LyondellBasell Industries NV:
144A, 5.0%, 4/15/2019		505,000	513,838
144A, 6.0%, 11/15/2021		155,000	165,850
Molycorp, Inc., 144A, 10.0%, 6/1/2020		310,000	309,225
Momentive Performance Materials, Inc.:
9.0%, 1/15/2021		180,000	135,900
9.5%, 1/15/2021	EUR	255,000	230,175
Novelis, Inc.:
8.375%, 12/15/2017		1,190,000	1,255,450
8.75%, 12/15/2020		685,000	724,387
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	255,000	329,496
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		2,030,000	2,243,150
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		370,000	388,500
Polymer Group, Inc., 7.75%, 2/1/2019		415,000	431,600
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		900,000	958,500
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		370,000	386,650
Sealed Air Corp., 7.875%, 6/15/2017		2,360,000	2,548,800
United States Steel Corp., 7.375%, 4/1/2020		595,000	580,125
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		545,000	565,437
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		1,565,000	1,588,475
Vulcan Materials Co., 6.5%, 12/1/2016		845,000	874,575
Wolverine Tube, Inc., 6.0%, 6/28/2014 (PIK)		62,935	59,071
			39,721,102
Telecommunication Services 14.2%
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017		1,015,000	1,091,125
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,680,000	1,713,600
8.375%, 10/15/2020		1,360,000	1,336,200
8.75%, 3/15/2018		1,185,000	1,099,087
CPI International, Inc., 8.0%, 2/15/2018		180,000	161,100
Cricket Communications, Inc.:
7.75%, 5/15/2016		1,825,000	1,925,375
7.75%, 10/15/2020		2,415,000	2,209,725
10.0%, 7/15/2015		495,000	506,138
Crown Castle International Corp., 7.125%, 11/1/2019		325,000	348,969
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		320,000	326,400
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	193,500
144A, 8.25%, 9/1/2017		2,015,000	2,025,075
ERC Ireland Preferred Equity Ltd., 144A, 7.69%**, 2/15/2017 (PIK)*	EUR	281,038	104
Frontier Communications Corp.:
6.25%, 1/15/2013		224,000	229,040
7.875%, 4/15/2015		85,000	91,588
8.25%, 4/15/2017		500,000	516,250
8.5%, 4/15/2020		665,000	666,662
8.75%, 4/15/2022		85,000	85,638
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		920,000	915,400
7.5%, 4/1/2021		1,220,000	1,220,000
8.5%, 11/1/2019		835,000	912,237
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,365,000	1,341,112
11.5%, 2/4/2017 (PIK)		2,325,468	2,284,772
144A, 11.5%, 2/4/2017 (PIK)		630,000	612,675
iPCS, Inc., 2.591%**, 5/1/2013		115,000	112,700
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		810,000	783,675
7.875%, 9/1/2018		580,000	585,800
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015		805,000	786,887
Pacnet Ltd., 144A, 9.25%, 11/9/2015		200,000	196,000
Qwest Communications International, Inc., 7.125%, 4/1/2018		3,380,000	3,570,750
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		75,000	80,063
8.25%, 8/15/2019		97,000	105,245
Sprint Nextel Corp.:
6.0%, 12/1/2016		2,215,000	2,026,725
144A, 9.125%, 3/1/2017		235,000	233,238
Syniverse Holdings, Inc., 9.125%, 1/15/2019		90,000	96,525
Telesat Canada, 144A, 6.0%, 5/15/2017		400,000	393,000
West Corp.:
7.875%, 1/15/2019		105,000	105,263
8.625%, 10/1/2018		50,000	52,125
Windstream Corp.:
7.0%, 3/15/2019		340,000	333,200
7.5%, 4/1/2023		465,000	446,400
7.75%, 10/15/2020		250,000	250,000
7.875%, 11/1/2017		1,155,000	1,230,075
8.125%, 9/1/2018		535,000	555,063
			33,754,506
Utilities 4.4%
AES Corp.:
7.75%, 10/15/2015		1,525,000	1,692,750
8.0%, 10/15/2017		255,000	283,050
8.0%, 6/1/2020		375,000	421,875
Calpine Corp.:
144A, 7.5%, 2/15/2021		640,000	668,800
144A, 7.875%, 7/31/2020		455,000	482,300
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		2,545,000	2,891,756
Edison Mission Energy, 7.0%, 5/15/2017		1,105,000	591,175
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		805,000	374,325
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		100,000	107,750
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		975,000	960,375
144A, 7.25%, 4/1/2016		185,000	200,725
NRG Energy, Inc.:
7.375%, 1/15/2017		1,145,000	1,182,212
7.625%, 1/15/2018		285,000	284,288
8.25%, 9/1/2020		285,000	280,722
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		195,000	46,800
			10,468,903
Total Corporate Bonds (Cost $261,783,679)			267,062,882

Government & Agency Obligations 16.5%
Other Government Related (b) 0.4%
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		770,000	860,475
Sovereign Bonds 16.1%
Dominican Republic, 144A, 7.5%, 5/6/2021		3,300,000	3,478,200
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	2,070,000	1,221,360
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	654	167
Republic of Croatia:
144A, 6.25%, 4/27/2017		1,065,000	1,028,660
144A, 6.375%, 3/24/2021		3,560,000	3,284,100
Republic of El Salvador, 144A, 7.65%, 6/15/2035		1,235,000	1,268,963
Republic of Ghana, 144A, 8.5%, 10/4/2017		175,000	193,813
Republic of Lithuania:
144A, 5.125%, 9/14/2017		1,395,000	1,440,337
144A, 7.375%, 2/11/2020		1,450,000	1,646,837
Republic of Panama, 9.375%, 1/16/2023		2,610,000	3,686,625
Republic of Poland:
5.125%, 4/21/2021		3,710,000	3,928,148
6.375%, 7/15/2019		2,550,000	2,923,855
Republic of Serbia, 144A, 7.25%, 9/28/2021		1,740,000	1,740,000
Republic of South Africa, 6.875%, 5/27/2019		185,000	221,075
Republic of Uruguay, 7.875%, 1/15/2033 (PIK)		685,000	945,300
Republic of Venezuela, 9.25%, 9/15/2027		1,090,000	828,400
Russian Federation:
144A, 5.0%, 4/29/2020		8,005,000	8,485,300
REG S, 7.5%, 3/31/2030		1,687,059	1,984,403
			38,305,543
Total Government & Agency Obligations (Cost $36,445,223)			39,166,018

Loan Participations and Assignments 9.8%
Senior Loans** 8.5%
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015*		49,734	22,878
Caesars Entertainment Operating Co., Term Loan B6, 5.489%, 1/26/2018		153,000	135,405
Clear Channel Communication, Inc., Term Loan B, 3.889%, 1/28/2016		372,389	291,343
Crown Castle International Corp., Term Loan B, 4.0%, 1/31/2019		3,680,775	3,635,225
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		495,000	498,217
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018		1,458,975	1,428,271
Dunkin Brands, Inc., Term Loan B2, 4.0%, 11/23/2017		508,345	503,924
Ineos U.S. Finance LLC, 6 year Term Loan, 6.5%, 5/4/2018		1,540,000	1,514,143
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/1/2019		3,240,000	3,198,496
Lord & Taylor Holdings LLC, Term Loan B, 5.75%, 1/11/2019		907,725	914,079
PETCO Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017		588,000	582,364
Sealed Air Corp., Term Loan B, 4.75%, 10/3/2018		599,325	602,022
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		4,161,363	4,153,560
TowerCo Finance LLC, Term Loan B, 4.5%, 2/2/2017		495,000	495,931
Transdigm, Inc., Term Loan B2, 4.0%, 2/14/2017		2,077,500	2,070,686
Tribune Co., Term Loan B, Libor plus 3.0%, 6/4/2014*		404,875	263,260
			20,309,804
Sovereign Loans 1.3%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,385,000	1,409,237
Sberbank of Russia, 144A, 6.125%, 2/7/2022		600,000	614,634
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		985,000	975,895
			2,999,766
Total Loan Participations and Assignments (Cost $23,575,825)			23,309,570

Convertible Bonds 0.2%
Consumer Discretionary
Group 1 Automotive, Inc., 3.0%, 3/15/2020		235,000	358,932
Sonic Automotive, Inc., 5.0%, 10/1/2029		100,000	134,875
Total Convertible Bonds (Cost $335,250)			493,807

Preferred Security 0.2%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $443,671)		675,000	525,656

	Units	Value ($)

Other Investments 0.1%
Consumer Discretionary 0.0%
AOT Bedding Super Holdings LLC* (c)	15	14,042
Financials 0.1%
Ashton Woods "B"*	0.104	77,220
Total Other Investments (Cost $16,557)		91,262

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	8,911	4,456
Postmedia Network Canada Corp.*	5,121	9,197
Trump Entertainment Resorts, Inc.*	32	0
Vertis Holdings, Inc.*	294	3
		13,656
Industrials 0.0%
Congoleum Corp.*	7,900	0
Quad Graphics, Inc.	27	341
		341
Materials 0.0%
GEO Specialty Chemicals, Inc.*	7,125	0
GEO Specialty Chemicals, Inc. 144A*	649	0
Wolverine Tube, Inc.*	2,790	68,327
		68,327
Total Common Stocks (Cost $218,501)		82,324

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	589	100
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	400	4,245
Total Warrants (Cost $87,876)		4,345

	Contracts	Value ($)

Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Fixed Rate — 3.583% - Floating — LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016	300,000	10,207
Fixed Rate — 3.635% - Floating — LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016	900,000	29,346
Fixed Rate — 3.72% - Floating — LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016	900,000	27,777
Total Call Options Purchased (Cost $103,005)		67,330

	Shares	Value ($)

Cash Equivalents 5.6%
Central Cash Management Fund, 0.14% (d) (Cost $13,260,944)	13,260,944	13,260,944

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $336,270,531)+	144.8	344,064,138
Other Assets and Liabilities, Net	2.4	5,914,559
Notes Payable	(47.2)	(112,247,303)
Net Assets	100.0	237,731,394

The following table represents bonds and senior loans that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	49,734	48,084	22,878
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	281,038	382,577	104
Fontainebleau Las Vegas Holdings LLC*	10.25%	6/15/2015	290,000	292,813	181
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	278,431	79,885	207
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	404,875	404,622	263,260
				1,207,981	286,630

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2012.

+ The cost for federal income tax purposes was $337,246,338. At May 31, 2012, net unrealized appreciation for all securities based on tax cost was $6,817,800. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,378,531 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,560,731.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) Government-backed debt issued by financial companies or government sponsored enterprises.

(c) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	15,000	14,042	0.006

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At May 31, 2012, open written options contracts sold were as follows:
Options on Interest Rate Swap Contracts
	Contract Amount	Swap Effective/ Expiration Date	Option Expiration Date	Premiums Received ($)	Value ($) (e)
Call Options Fixed — 4.083% - Floating — LIBOR	300,000	5/11/2016 5/11/2026	5/9/2016	10,200	(7,583)
Fixed — 4.135% - Floating — LIBOR	900,000	4/27/2016 4/27/2026	4/25/2016	33,300	(21,796)
Fixed — 4.22% - Floating — LIBOR	900,000	4/27/2016 4/27/2026	4/25/2016	32,085	(20,667)
Total Call Options				75,585	(50,046)
Put Options Fixed — 1.9% - Floating — LIBOR	900,000	4/24/2013 4/24/2023	4/22/2013	12,330	(23,071)
Fixed — 2.07% - Floating — LIBOR	300,000	5/10/2013 5/10/2043	5/8/2013	4,800	(10,971)
Fixed — 2.09% - Floating — LIBOR	900,000	4/25/2013 4/25/2043	4/23/2013	16,920	(33,320)
Total Put Options				34,050	(67,362)
Total Written Options				109,635	(117,408)

(e) Unrealized depreciation on written options on interest rate swap contracts at May 31, 2012 was $7,773.

At May 31, 2012, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (f)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
6/21/2010 9/20/2013	1,285,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	79,358	(6,395)	85,753
6/21/2010 9/20/2015	825,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	88,747	(22,547)	111,294
6/21/2010 9/20/2015	730,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	78,526	(13,013)	91,539
12/20/2011 3/20/2017	565,000	3	5.0%	CIT Group, Inc., 5.50%, 2/15/2019, BB-	40,637	22,876	17,761
Total unrealized appreciation							306,347

(f) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1 The Goldman Sachs & Co.

2 Bank of America

3 Credit Suisse

As of May 31, 2012, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	3,661,700	USD	4,601,365	6/25/2012	73,153	Citigroup, Inc.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	34,138	EUR	27,600	6/25/2012	(7)	JPMorgan Chase Securities, Inc.

Currency Abbreviations
ARS Argentine Peso BRL Brazilian Real EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding options, credit default swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (h)
Corporate Bonds	$—	$266,208,602	$854,280	$267,062,882
Government & Agency Obligations	—	39,166,018	—	39,166,018
Loan Participations and Assignments	—	23,309,570	—	23,309,570
Convertible Bonds	—	493,807	—	493,807
Preferred Securities	—	525,656	—	525,656
Other Investments	—	—	91,262	91,262
Common Stocks (h)	9,538	4,456	68,330	82,324
Warrants (h)	—	—	4,345	4,345
Short-Term Investments (h)	13,260,944	—	—	13,260,944
Derivatives (i)	—	446,830	—	446,830
Total	$13,270,482	$330,154,939	$1,018,217	$344,443,638
Liabilities
Derivatives (i)	$—	$(117,415)	$—	$(117,415)
Total	$—	$(117,415)	$—	$(117,415)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2012.

(h) See Investment Portfolio for additional detailed categorizations.

(i) Derivatives include value of options purchased, written options, at value, and unrealized appreciation (depreciation) on open credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Corporate Bonds	Other Investments	Common Stocks	Warrants	Total
Balance as of November 30, 2011	$899,428	$15,000	$77,873	$4,206	$996,507
Realized gain (loss)	(353,933)	—	—	—	(353,933)
Change in unrealized appreciation (depreciation)	351,549	76,262	(9,543)	139	418,407
Amortization premium/discount	4,077	—	—	—	4,077
Purchases	7,565	—	—	—	7,565
(Sales)	(54,406)	—	—	—	(54,406)
Transfers into Level 3	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—
Balance as of May 31, 2012	$854,280	$91,262	$68,330	$4,345	$1,018,217
Net change in unrealized appreciation (depreciation) from investments still held at May 31, 2012	$33,285	$76,262	$(9,543)	$139	$100,143

Transfer between price levels are recognized at the beginning of the reporting period.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of May 31, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $323,009,587)	$330,803,194
Investment in Central Cash Management Fund (cost $13,260,944)	13,260,944
Total investments in securities, at value (cost $336,270,531)	344,064,138
Cash	93,205
Foreign currency, at value (cost $80)	68
Interest receivable	5,915,119
Unrealized appreciation on swap contracts	306,347
Unrealized appreciation on forward foreign currency exchange contracts	73,153
Upfront paid on swap contracts	22,876
Other assets	81,729
Total assets	350,556,635
Liabilities
Notes payable	112,247,303
Interest on notes payable	74,469
Options written, at value (premium received $109,635)	117,408
Unrealized depreciation on forward foreign currency exchange contracts	7
Upfront payments received on swap contracts	41,955
Accrued management fee	171,484
Accrued Trustees' fees	3,861
Other accrued expenses and payables	168,754
Total liabilities	112,825,241
Net assets, at value	$237,731,394
Net Assets Consist of
Undistributed net investment income	4,318,108
Net unrealized appreciation (depreciation) on: Investments	7,793,607
Swap contracts	306,347
Foreign currency	58,862
Written options	(7,773)
Accumulated net realized gain (loss)	(21,275,998)
Paid-in capital	246,538,241
Net assets, at value	$237,731,394
Net Asset Value
Net Asset Value per share ($237,731,394 ÷ 24,399,786 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$9.74

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended May 31, 2012 (Unaudited)
Investment Income
Income: Interest	$12,110,107
Income distributions — Central Cash Management Fund	4,934
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	33,055
Total income	12,148,096
Expenses: Management fee	1,020,717
Services to shareholders	13,847
Custodian fee	16,104
Professional fees	49,004
Reports to shareholders	42,395
Trustees' fees and expenses	7,342
Interest expense	760,084
Stock exchange listing fees	12,200
Other	35,807
Total expenses	1,957,500
Net investment income (loss)	10,190,596
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	2,471,529
Swap contracts	72,181
Foreign currency	314,018
2,857,728
Change in net unrealized appreciation (depreciation) on: Investments	6,987,414
Swap contracts	115,557
Written options	(7,773)
Foreign currency	42,848
7,138,046
Net gain (loss)	9,995,774
Net increase (decrease) in net assets resulting from operations	$20,186,370

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended May 31, 2012 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$20,186,370
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(76,842,251)
Net purchases, sales and maturities of short-term investments	(11,765,235)
Net amortization of premium/(accretion of discount)	157,603
Proceeds from sales and maturities of long-term investments	70,604,847
(Increase) decrease in interest receivable	(84,297)
(Increase) decrease in other assets	11,982
Increase (decrease) in written options, at value	117,408
(Increase) decrease in upfront payments paid	(22,876)
(Increase) decrease in receivable for investments sold	5,266,870
Increase (decrease) in interest on notes payable	11,820
Increase (decrease) in payable for investments and when-issued securities purchased	(1,135,000)
Increase (decrease) in other accrued expenses and payables	(7,005)
Change in net unrealized (appreciation) depreciation on investments	(6,987,414)
Change in net unrealized (appreciation) depreciation on swap contracts	(115,557)
Change in net unrealized (appreciation) depreciation on forward foreign currency exchange contracts	(49,886)
Net realized (gain) loss from investments	(2,471,529)
Cash provided (used) by operating activities	(3,124,150)
Cash Flows from Financing Activities
Net increase (decrease) in notes payable	14,000,000
Distributions paid (net of reinvestment of distributions)	(10,797,943)
Cash provided (used) by financing activities	3,202,057
Increase (decrease) in cash	77,907
Cash at beginning of period (including foreign currency)	15,366
Cash at end of period (including foreign currency)	$93,273
Supplemental Disclosure
Reinvestment of distributions	$462,179
Interest paid on notes	$(748,264)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended May 31, 2012 (Unaudited)	Year Ended November 30, 2011
Operations: Net investment income	$10,190,596	$21,065,499
Net realized gain (loss)	2,857,728	2,104,033
Change in net unrealized appreciation (depreciation)	7,138,046	(9,998,759)
Net increase (decrease) in net assets resulting from operations	20,186,370	13,170,773
Distributions to shareholders from: Net investment income	(11,260,122)	(22,202,866)
Fund share transactions: Net proceeds from reinvestment of distributions	462,179	734,093
Net increase (decrease) in net assets from Fund share transactions	462,179	734,093
Increase (decrease) in net assets	9,388,427	(8,298,000)
Net assets at beginning of period	228,342,967	236,640,967
Net assets at end of period (including undistributed net investment income of $4,318,108 and $5,387,634, respectively)	$237,731,394	$228,342,967
Other Information
Shares outstanding at beginning of period	24,353,061	24,277,999
Shares issued to shareholders from reinvestment of distributions	46,725	75,062
Shares outstanding at end of period	24,399,786	24,353,061

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended November 30,
	Six Months Ended 5/31/12 (Unaudited)		2011	2010	2009	2008		2007
Selected Per Share Data
Net asset value, beginning of period	$9.38		$9.75	$8.99	$6.52	$9.61		$10.09
Income (loss) from investment operations: Net investment incomea	.42		.87	.90	.76	.67		.68
Net realized and unrealized gain (loss)	.40		(.33)	.71	2.49	(2.98)		(.38)
Total from investment operations	.82		.54	1.61	3.25	(2.31)		.30
Less distributions from: Net investment income	(.46)		(.91)	(.85)	(.78)	(.78)		(.78)
Rights offering costs	—		—	—	—	—		(.01	)b
Advisor reimbursement	—		—	—	—	—		.01
Net asset value, end of period	$9.74		$9.38	$9.75	$8.99	$6.52		$9.61
Market price, end of period	$10.32		$9.98	$10.17	$8.28	$5.10		$8.45
Total Return
Based on net asset value (%)c	8.78	**	5.64	18.71	54.34	(24.55	)d	3.12	b,d,f
Based on market price (%)c	8.33	**	7.65	34.58	81.73	(32.88)		(14.74)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	238		228	237	218	158		233
Ratio of expenses before fee reductions (including interest expense) (%)	1.63	*	1.49	1.62	1.53	1.49		2.15
Ratio of expenses after fee reductions (including interest expense) (%)	1.63	*	1.49	1.62	1.53	1.48		2.14
Ratio of expenses after fee reductions (excluding interest expense) (%)	1.00	*	1.02	1.07	1.04	1.04		1.02
Ratio of net investment income (%)	8.49	*	8.84	9.57	9.69	7.56		6.85
Portfolio turnover rate (%)	21	**	55	78	113	35		53
Total debt outstanding end of period ($ thousands)	112,247		98,247	92,000	88,500	41,500		20,000
Asset coverage per $1,000 of debte	3,118		3,324	3,572	3,464	4,810		12,652

a Based on average shares outstanding during the period.
b During the period ending November 30, 2007, the Fund issued 3,647,934 shares in connection with a rights offering of the Fund's shares. Without the effect of the rights offering costs, total return based on net asset value would have been 0.10% higher.
c Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to NAV at which the Fund's shares trade during the period.
d Total return would have been lower had certain fees not been reduced.
e Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
f Includes a non-recurring reimbursement from the Advisor for a fee previously charged to the Fund. Excluding this non-recurring reimbursement, total return would have been 0.09% lower.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Multi-Market Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and loan participations and assignments are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1. Over-the-counter written or purchased options are valued at the price provided by the broker-dealer with which the option was traded and are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement. The amendments are the result of the work by the Financial Accounting Standards Board and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market price. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments. The Fund had no securities on loan at May 31, 2012.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations and Assignments. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments but the Fund may also invest in Participations. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At November 30, 2011, the Fund had a net tax basis capital loss carryforward of approximately $21,425,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until November 30, 2016 ($8,300,000) and November 30, 2017 ($13,125,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2011 through November 30, 2011, the Fund incurred approximately $1,830,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to defer these losses and treat them as arising in the fiscal year ended November 30, 2012.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to forward currency contracts, swap contracts, certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the foreign currency position and cash position at the Fund's custodian bank at May 31, 2012.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. For the six months ended May 31, 2012, the Fund sold credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swap contracts in order to hedge against the risk of a credit event on debt securities, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of May 31, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2012, the investment in credit default swap contracts sold had a total notional value generally indicative of a range from approximately $2,840,000 to $3,405,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices and interest rate options, will require cash settlement by the Fund if exercised. For the six months ended May 31, 2012, the Fund entered into options on interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. For exchange traded contracts, the counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

A summary of the open purchased option contracts as of May 31, 2012 is included in the Fund's Investment Portfolio. A summary of open written option contracts is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2012, the investment in written option contracts had a total value generally indicative of a range from $0 to approximately $117,000, and purchased option contracts had a total value generally indicative of a range from $0 to approximately $104,000.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the U.S. dollar may affect the U.S. dollar value of foreign securities or the income or gains received on these securities. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended May 31, 2012, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of May 31, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2012, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $3,739,000 to $4,694,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $204,000.

The following tables summarize the value of the Fund's derivative instruments held as of May 31, 2012 and the related location in the accompanying Statement of Assets and Liabilities presented by the primary underlying risk exposure:
Asset Derivatives	Purchased Options	Forward Contracts	Swap Contracts	Total
Interest Rate Contracts (a)	$67,330	$—	$—	$67,330
Credit Contracts (b)	—	—	306,347	306,347
Foreign Exchange Contracts (c)	—	73,153	—	73,153
	$67,330	$73,153	$306,347	$446,830

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Investment in securities, at value (includes purchased options)

(b) Unrealized appreciation on swap contracts

(c) Unrealized appreciation on forward foreign currency exchange contracts
Liability Derivatives	Written Options	Forward Contracts	Total
Interest Rate Contracts (a)	$(117,408)	$—	$(117,408)
Foreign Exchange Contracts (b)	—	(7)	(7)
	$(117,408)	$(7)	$(117,415)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Options written, at value

(b) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended May 31, 2012, and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$72,181	$72,181
Foreign Exchange Contracts (b)	325,024	—	325,024
	$325,024	$72,181	$397,205

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from swap contracts

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
Change in Net Unrealized Appreciation (Depreciation)	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$—	$—	$115,557	$115,557
Foreign Exchange Contracts (b)	—	—	49,886	—	49,886
Interest Rate Contracts (c)	(35,675)	(7,773)	—	—	(43,448)
	$(35,675)	$(7,773)	$49,886	$115,557	$121,995

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on swap contracts

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(c) Change in net unrealized appreciation (depreciation) on investments (includes purchased options) and written options, respectively

C. Purchases and Sales of Securities

During the six months ended May 31, 2012, purchases and sales of investment securities (excluding short-term investments) aggregated $76,842,251 and $70,604,847, respectively.

For the six months ended May 31, 2012, transactions for written options on interest rate swaps were as follows:
	Contract Amount	Premium
Outstanding, beginning of period	—	$—
Options written	4,200,000	109,635
Options closed	—	—
Options expired	—	—
Outstanding, end of period	4,200,000	$109,635

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annualized rate of 0.85% of the Fund's average weekly net assets, computed and accrued daily and payable monthly.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2012, the amount charged to the Fund by DISC aggregated $6,954, of which $3,644 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $8,540, of which $8,510 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Security Lending Fees. Effective January 27, 2012, Deutsche Bank AG serves as lending agent for the Fund. For the period from January 27, 2012 through May 31, 2012, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $3,477.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

G. Borrowings

During the period covered by the report, the Fund was party to a revolving credit agreement funded by an asset-backed commercial paper conduit that allowed the Fund to borrow against a secured line of credit in an aggregate amount up to $115,000,000 (the "CP Conduit Facility"). Borrowings under the CP Conduit Facility were secured by a pledge of the Fund's portfolio securities. The CP Conduit Facility had a maturity date of June 21, 2012. At May 31, 2012, the note payable under the CP Conduit Facility represented a secured loan of $112,247,303. The note bore interest at the commercial paper rate plus program fees. A commitment fee on any unused portion of the credit line was charged to the Fund and is included with "interest expense" in the Statement of Operations.

Under the CP Conduit Facility, the weighted average outstanding daily balance of all loans during the six months ended May 31, 2012 was approximately $106,433,000, with a weighted average annual borrowing cost of 1.43%. The borrowings were valued at cost, which approximates fair value.

Effective June 21, 2012, the CP Conduit Facility terminated and the Fund entered into a new secured revolving line of credit with a commercial bank (the "Lender") in an amount up to $115,000,000 (the "New Credit Facility"). The proceeds from the New Credit Facility were initially used to pay off the balance of the CP Conduit Facility. The New Credit Facility has an initial scheduled maturity date of June 21, 2013 (the "Initial Scheduled Maturity Date"). Unless the New Credit Facility is terminated or not extended by the Lender in accordance with its terms, (i) the Initial Scheduled Maturity Date automatically extends by six months on the date that is six months after June 21, 2012; and (ii) each Subsequent Scheduled Maturity Date (as defined in the New Credit Facility) automatically extends by six months on each date occurring every six months thereafter.

Loans under the New Credit Facility, at the option of the Fund and subject to certain conditions, typically bear interest with reference to LIBOR (a "LIBOR Loan") or, less frequently, with reference to a base rate (a "Base Rate Loan"). Each LIBOR Loan shall bear interest at a rate per annum equal to the applicable LIBOR rate (as defined in the New Credit Facility) plus 1.25%. As a general matter, each Base Rate Loan shall bear interest at a rate per annum equal to the greatest of certain specified rates as set forth in the New Credit Facility. At June 21, 2012, under the New Credit Facility, the outstanding loans balance was $97,000,000 and the annualized interest rate ranged from 1.45% to 1.72%.

In addition, a commitment fee is charged to the Fund at a rate of 0.25% per annum on the unused portion of the aggregate commitment under the New Credit Facility.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders, and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to meet payment obligations on borrowings to comply with asset coverage or other restrictions imposed by the Lender. The Fund is subject to certain restrictions on its investments, including asset coverage and portfolio composition requirements, under the terms of the New Credit Facility. Such restrictions and covenants contained in the New Credit Facility impose asset coverage and portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

There is no assurance that the Fund's leveraging strategy will be successful.

H. Share Repurchases

The Fund is authorized to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended May 31, 2012, the Fund did not repurchase shares.

Dividend Reinvestment Plan

A summary of the Fund's Dividend Reinvestment Plan (the "Plan") is set forth below. Shareholders may obtain a copy of the entire Plan by visiting the Fund's Web site at www.dws-investments.com or by writing or calling DWS Investment Service Company ("DISC") at:

P.O. Box 219066

Kansas City, Missouri 64121-9066

(800) 294-4366

If you wish to participate in the Plan and your shares are held in your own name, simply contact DISC for the appropriate form. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan. The Fund's transfer agent and dividend disbursing agent (the "Transfer Agent") will establish a Dividend Investment Account (the "Account") for each shareholder participating in the Plan. The Transfer Agent will credit to the Account of each participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares"). Shares in a participant's Account are transferable upon proper written instructions to the Transfer Agent. Upon request to the Transfer Agent, a certificate for any or all full Shares in a participant's Account will be sent to the participant.

If, on the record date for a Distribution (the "Record Date"), Shares are trading at a discount from net asset value per Share, funds credited to a participant's Account will be used to purchase Shares (the "Purchase"). The Plan Agent (currently Computershare Inc.) will attempt, commencing five days prior to the Payment Date and ending at the close of business on the Payment Date ("Payment Date" as used herein shall mean the last business day of the month in which such Record Date occurs), to acquire Shares in the open market. If and to the extent that the Plan Agent is unable to acquire sufficient Shares to satisfy the Distribution by the close of business on the Payment Date, the Fund will issue to the Plan Agent, Shares valued at net asset value per Share in the aggregate amount of the remaining value of the Distribution. If, on the Record Date, Shares are trading at a premium over net asset value per Share, the Fund will issue on the Payment Date Shares valued at net asset value per Share on the Record Date to the Transfer Agent in the aggregate amount of the funds credited to the participants' Accounts. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the shares on the Record Date if the net asset value per Share of the Shares on the Record Date is less than 95% of the fair market value of the Shares on the Record Date.

The reinvestment of Distributions does not relieve the participant of any tax that many be payable on the Distributions. The Transfer Agent will report to each participant the taxable amount of Distributions credited to his or her account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the shareholder would have received if the shareholder had elected to receive cash or, for shares issued by the Fund, the fair market value of the shares issued to the shareholder.

The cost of Shares acquired for each participant's Account in connection with a Purchase shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired in connection with that Purchase. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases. Brokerage charges for purchasing small amounts of Shares for individual Accounts through the Plan probably will be less than the usual brokerage charges for such transactions, as the Plan Agent will be purchasing Shares for all participants in blocks and prorating the lower commission thus attainable.

A participant may from time to time make voluntary cash contributions to his Account in a minimum amount of $100 (no more than $500 may be contributed per month). Participants making voluntary cash investments will be charged a $0.75 service fee for each such investment and will be responsible for their pro rata share of brokerage commissions. Please contact DISC for more information on voluntary cash contributions.

The Fund reserves the right to amend the Plan, including provisions with respect to any Distribution paid, subsequent to notice thereof sent to participants in the Plan at least ninety days before the record date for such Distribution, except when such amendment is necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, in which case such amendment shall be effective as soon as practicable. The Plan may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective for the next Distribution following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten days prior to the Record Date for the Distribution. When a participant withdraws from the Plan, or when the Plan is terminated by the Fund, the participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a participant so desires, the Transfer Agent will notify the Plan Agent to sell his Shares in the Plan and send the proceeds to the participant, less brokerage commissions and a $2.50 service fee.

Shareholders will receive tax information annually for personal records and to assist in preparation of their federal income tax returns.

Additional Information

Automated Information Line	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	www.dws-investments.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent and Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company Lafayette Corporate Center 2 Avenue De Lafayette Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on www.dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

NYSE Symbol	KMM
CUSIP Number	23338L 108

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

DWS
INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DMMIT-3
(R-027923-1 7/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	-	n/a	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 28	-	n/a	n/a	n/a
March 1 through March 31	-	n/a	n/a	n/a
April 1 through April 30	-	n/a	n/a	n/a
May 1 through May 31	-	n/a	n/a	n/a
Total	-	n/a	n/a	n/a
The Fund may from time to time repurchase shares in the open market.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Market Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 30, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 30, 2012